Chapter 11 Proceedings (Narrative) (Details) $ in Millions		3 Months Ended	12 Months Ended
	Feb. 15, 2021 USD ($) claim	Apr. 30, 2021 claim	Dec. 31, 2020 USD ($)	Feb. 12, 2021 USD ($)
Reorganizations [Abstract]
Interest on liabilities subject to compromise			$ 21.3
Subsequent Event
Subsequent Event [Line Items]
Secured debt equitized				$ 2,700.0
Number of claims filed | claim	285	120
Amount of claims filed	$ 3,200.0